Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS LAUREL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000053808
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 08, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 08, 2012
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDBAX
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDBCX
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDBIX